Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

8. Intangible assets

Cost	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2023	$1,227	$25,386	$4,746	$5,787	$1,031	$38,177
Additions	-	100	-	-	639	739
Transfer from prepaid expenses	-	-	-	-	795	795
Effect of movements in exchange rates	107	2,238	417	509	147	3,418
At December 31, 2024	$1,334	$27,724	$5,163	$6,296	$2,612	$43,129
Additions - business combinations (note 4)	-	-	-	954	-	954
Effect of movements in exchange rates	(58)	(1,316)	(245)	(305)	(125)	(2,049)
At December 31, 2025	$1,276	$26,408	$4,918	$6,945	$2,487	$42,034

Accumulated amortization	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2023	$532	$21,147	$4,388	$2,937	$233	$29,237
Amortization	182	620	53	746	275	1,876
Effect of movements in exchange rates	56	1,890	389	296	31	2,662
At December 31, 2024	$770	$23,657	$4,830	$3,979	$539	$33,775
Amortization	185	633	54	845	435	2,152
Effect of movements in exchange rates	(40)	(1,132)	(230)	(205)	(34)	(1,641)
At December 31, 2025	$915	$23,158	$4,654	$4,619	$940	$34,286

Carrying amounts	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software and technology	Total
At December 31, 2024	$564	$4,067	$333	$2,317	$2,073	$9,354
At December 31, 2025	$361	$3,250	$264	$2,326	$1,547	$7,748

The Company had determined there were no indicators of impairment as at December 31, 2025 or December 31, 2024.

Intangible assets pertaining to the AGGRASTAT® patent were fully amortized.

During the year ended December 31, 2024, the Company reclassified $795 from prepaid expenses to intangible assets in connection with the successful implementation of a technology transfer to its contracted manufacturing organization. This transfer enabled the production of the Company’s AGGRASTAT® bolus vial at the contracted manufacturing facility. Following this achievement, the Company commenced commercialization of the product manufactured at the new facility during the current year. The Company has elected to amortize this asset over a period of 7 years, with 5.75 years remaining as at December 31, 2025.

For the year ended December 31, 2025, amortization of intangible assets totaling $633 (2024 - $620 and 2023 - $611) is recorded within cost of goods sold pertaining to the ZYPITAMAG® intangible assets. In addition, for the year ended December 31, 2025, $1,519 (2024 - $1,269 and 2023 – $1,125) of amortization of intangible assets is recorded within selling expenses as a result of the amortization of the intangible assets pertaining to Marley Drug, Gateway Pharmacy and West Olympia Pharmacy.